UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2010
                                                ------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                          Dr. Jeffrey R. Jay, M.D.
                  -----------------------------------------------------
Address:                       165 Mason Street - 3rd Floor
                  -----------------------------------------------------
                               Greenwich, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
                  --------------------------------------------------------------
Title:                                                                 .
                  --------------------------------------------------------------
Phone:                                               .
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Dr. Jeffrey R. Jay, M.D.        Greenwich, CT         November 15, 2010
-----------------------------   --------------------  -------------------------
       [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-
            ------------                    ------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                         ------------------

Form 13F Information Table Entry Total:        39
                                         ------------------

Form 13F Information Table Value Total:  $     162,805
                                         ------------------
                                             (thousands)


List of Other Included Managers:         Mr. David Kroin
                                         Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number     Name

1         028-13262           Mr. David Kroin
2         028-11743           Great Point Partners, LLC

                                             TITLE
                                               OF                 MARKET VALUE      SHARE/PRN    SHARE/  PUT/
NAME OF ISSUER                               CLASS    CUSIP         (USD)            AMOUNT       PRN    CALL
--------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN                COM    00163U106     6,112,000         355,150       SH
ABAXIS INC CMN                                COM    002567105       693,000          30,000       SH
ABIOMED INC CMN                               COM    003654100     1,480,000         139,500       SH
ADOLOR CORP CMN                               COM    00724X102     1,728,000       1,600,000       SH
ALERE INC CMN                                 COM    01449J105     4,640,000         150,000       SH
ALLOS THERAPEUTICS INC CMN                    COM    019777101     2,089,000         442,500       SH
AMICUS THERAPEUTICS INC CMN                   COM    03152W109    10,749,000       2,742,023       SH
ANADYS PHARMACEUTICALS, INC. CMN              COM    03252Q408     5,410,000       2,332,000       SH
BIOSANTE PHARMACEUTICALS, INC. CMN            COM    09065V203    10,324,000       6,145,000       SH
BRUKER CORPORATION CMN                        COM    116794108       702,000          50,000       SH
CONCEPTUS INC CMN                             COM    206016107     1,719,000         125,000       SH
COOPER COMPANIES INC (NEW) CMN                COM    216648402     3,467,000          75,000       SH
DYNAVAX TECHNOLOGIES CORP CMN                 COM    268158102    11,335,000       6,194,000       SH
ENDOLOGIX INC CMN                             COM    29266S106       752,000         165,000       SH
GEN-PROBE INCORPORATED CMN                    COM    36866T103     1,938,000          40,000       SH
HANSEN MEDICAL, INC. CMN                      COM    411307101     2,160,000       1,500,000       SH
INTEGRA LIFESCIENCES HOLDING CORPORATION      COM    457985208     5,524,000         140,000       SH
CALL/ITMN   @  10 EXP 01/22/2011              CALL   45884X103     2,275,000           5,000       SH      CALL
IRONWOOD PHARMACEUTICALS, INC. CMN            COM    46333X108     2,464,000         242,000       SH
LIFE TECHNOLOGIES CORPORATION CMN             COM    53217V109     3,502,000          75,000       SH
MARINA BIOTECH INC CMN                        COM    56804Q102     3,690,000       1,544,057       SH
MERIT MEDICAL SYS INC CMN                     COM    589889104     1,589,000         100,000       SH
NPS PHARMACEUTICALS INC CMN                   COM    62936P103    14,025,000       2,050,500       SH
NATUS MEDICAL INC DEL CMN                     COM    639050103     2,333,000         160,000       SH
NUVASIVE, INC. CMN                            COM    670704105     2,636,000          75,000       SH
REPLIGEN CORP CMN                             COM    759916109     3,211,000         950,000       SH
RESMED INC. CMN                               COM    761152107     4,101,000         125,000       SH
RIGEL PHARMACEUTICALS INC CMN                 COM    766559603    10,885,000       1,294,300       SH
ST JUDE MEDICAL INC CMN                       COM    790849103     1,967,000          50,000       SH
SANTARUS INC CMN                              COM    802817304     4,129,000       1,371,861       SH
SOLTA MEDICAL, INC CMN                        COM    83438K103     5,735,000       2,867,356       SH
THERMO FISHER SCIENTIFIC INC CMN              COM    883556102     3,591,000          75,000       SH
THRESHOLD PHARMACEUTICALS, INC*. CMN          COM    885807206     1,644,000       1,294,388       SH
ZIMMER HLDGS INC CMN                          COM    98956P102     4,448,000          85,000       SH
ZOLL MEDICAL CORP CMN                         COM    989922109     2,420,000          75,000       SH
COVIDIEN PLC CMN                              COM    G2554F105     2,010,000          50,000       SH
ORTHOFIX INTERNATIONAL CMN                    COM    N6748L102     3,613,000         115,000       SH
AMARIN CORPORATION PLC                        COM    023111206     7,101,000       2,752,258       SH
BIODEL, INC.                                  COM    09064M105     4,614,000         870,487       SH



                    TO BE COMPLETED BY INVESTMENT MANAGER
--------------------------------------------------------------------------------
 INVESTMENT        OTHER                   VOTING AUTHORITY
--------------------------------------------------------------------------------
 DISCRETION        MANAGERS       SOLE         SHARED        NONE
--------------------------------------------------------------------------------
SHARE-DEFINED        1,2         355,150        0            NONE
SHARE-DEFINED        1,2          30,000        0            NONE
SHARE-DEFINED        1,2         139,500        0            NONE
SHARE-DEFINED        1,2       1,600,000        0            NONE
SHARE-DEFINED        1,2         150,000        0            NONE
SHARE-DEFINED        1,2         442,500        0            NONE
SHARE-DEFINED        1,2       2,742,023        0            NONE
SHARE-DEFINED        1,2       2,332,000        0            NONE
SHARE-DEFINED        1,2       6,145,000        0            NONE
SHARE-DEFINED        1,2          50,000        0            NONE
SHARE-DEFINED        1,2         125,000        0            NONE
SHARE-DEFINED        1,2          75,000        0            NONE
SHARE-DEFINED        1,2       6,194,000        0            NONE
SHARE-DEFINED        1,2         165,000        0            NONE
SHARE-DEFINED        1,2          40,000        0            NONE
SHARE-DEFINED        1,2       1,500,000        0            NONE
SHARE-DEFINED        1,2         140,000        0            NONE
SHARE-DEFINED        1,2           5,000        0            NONE
SHARE-DEFINED        1,2         242,000        0            NONE
SHARE-DEFINED        1,2          75,000        0            NONE
SHARE-DEFINED        1,2       1,544,057        0            NONE
SHARE-DEFINED        1,2         100,000        0            NONE
SHARE-DEFINED        1,2       2,050,500        0            NONE
SHARE-DEFINED        1,2         160,000        0            NONE
SHARE-DEFINED        1,2          75,000        0            NONE
SHARE-DEFINED        1,2         950,000        0            NONE
SHARE-DEFINED        1,2         125,000        0            NONE
SHARE-DEFINED        1,2       1,294,300        0            NONE
SHARE-DEFINED        1,2          50,000        0            NONE
SHARE-DEFINED        1,2       1,371,861        0            NONE
SHARE-DEFINED        1,2       2,867,356        0            NONE
SHARE-DEFINED        1,2          75,000        0            NONE
SHARE-DEFINED        1,2       1,294,388        0            NONE
SHARE-DEFINED        1,2          85,000        0            NONE
SHARE-DEFINED        1,2          75,000        0            NONE
SHARE-DEFINED        1,2          50,000        0            NONE
SHARE-DEFINED        1,2         115,000        0            NONE
SHARE-DEFINED        1,2       2,752,258        0            NONE
SHARE-DEFINED        1           870,487        0            NONE





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